Liquidity and Going Concern (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Change in Accounting Estimate [Line Items]
Net (loss)	$ (4,357,748)	$ (5,280,254)	$ (12,550,493)	$ (14,123,107)	$ (18,105,315)	$ (7,917,853)
Net cash used for operating activities			9,622,309	7,917,332	10,525,182	7,662,019
Net cash used in investing activities			412,498	68,279	78,416	(1,452,476)
Net cash provided by financing activities			12,891,935	11,047,148	13,210,540	7,332,432
Cash and cash equivalents	6,941,213	$ 4,538,680	6,941,213	$ 4,538,680	$ 4,084,085	1,477,143	$ 354,254
Shares of common stock sold, price per share					$ 0.75
Accumulated deficit	$ 73,152,271		$ 73,152,271		$ 60,601,778	$ 24,550,308
Common stock, par value	$ 0.01		$ 0.01		$ 0.01	$ 0.01
Warrant price					$ 1.50
Accumulated Deficit
Change in Accounting Estimate [Line Items]
Net (loss)			$ (12,550,493)		$ (18,105,315)	$ (7,917,853)